Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents restricted cash - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents restricted cash [Abstract]
Cash on hand	$ 368,117	$ 392,803
Cash in bank	7,357,012	8,021,241
Subtotal	7,725,129	8,414,044
Restricted cash	1,667,081	1,715,866
Cash, cash equivalents, and restricted cash	$ 9,392,210	$ 10,129,910